TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ 20,247	$ 28,203	$ 18,022
Foreign	3,619	2,678	4,041
Income before taxes on income	$ 23,866	$ 30,881	$ 22,063